Loans and Borrowings - Schedule of Long-Term and Short-Term Loans and Borrowings (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Long-Term and Short-Term Loans and Borrowings [Abstract]
Total loans and borrowings	$ 576,751	$ 448,519	$ 835,800
Less: loans and borrowings – current	217,680	169,282	256,729
Loans and borrowings – non-current	$ 359,071	$ 279,237	$ 579,071